Capital Research and Management Company 333 South Hope Street Los Angeles, California 90071-1406

August 19, 2025

Soo Im-Tang

Attorney-Advisor

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-3628

Re: American Funds Core Plus Bond Fund (“AFCP”)

File Nos. 333-286599; 811-24077

Dear Ms. Im-Tang:

In response to your comments received on July 29, 2025, relating to the filing made on July 17, 2025 (the “Registration Statement”) of AFCP (the “Fund”), we hereby file Post-Effective Amendment No. 3 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (such amendment, the “Amendment”) pursuant to Rule 472 of the 1933 Act.

Our responses to your comments are set forth below.

1.	Section 2.11(b) of the Fund’s Agreement and Declaration of Trust (the “DOT”) requires that a shareholder may bring a derivative action on behalf of the trust with respect to a series or class only if (i) the shareholder makes a pre-suit demand upon the trustees to bring the subject action unless an effort to cause the trustees to bring such an action is not likely to succeed, and (ii) the trustees are afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. Please disclose these provisions in an appropriate location in the prospectus.

Response: We have added the below language to the “Shareholder information” section of the Prospectus as follows to address this comment:

“Derivative actions The fund’s declaration of trust provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of the fund unless holders of at least 20% of the outstanding shares of the fund join in bringing such action. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the trustees. Following receipt of the demand, the trustees must be afforded a reasonable amount of time to consider and investigate the demand. The trustees will be entitled to retain counsel or other advisers in considering the merits of the request and, except for claims under federal securities laws, the trustees may require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the trustees determine not to bring such action.”

2.	Section 2.11(a) of the DOT provides that no shareholder of a series or a class may maintain a derivative action on behalf of the trust with respect to such series or class unless holders of at least twenty percent (20%) of the outstanding shares of such series or class join in the bringing of such action. Section 2.11(b) of the DOT provides that upon a pre-suit demand, the trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholder(s) making such request to reimburse the trust for the expense of any such advisers in the event that the trustees determine not to bring such action. Please revise the organizational trust documents to reflect that these provisions do not apply to claims under federal securities laws. Please also disclose these provisions in an appropriate location in the prospectus.

Response: We have updated the language in Sections 2.11(a) and (b) of the DOT as follows to address this comment:

Section 2.11(a): “Except with respect to claims arising under federal securities laws, no Shareholder of a Series or a Class may maintain a derivative action on behalf of the Trust with respect to such Series or Class unless holders of at least twenty percent (20%) of the outstanding Shares of such Series or Class join in the bringing of such action.”

Section 2.11(b): “[…] (ii) unless a demand is not required under clause (i) of this paragraph, the Trustees must be afforded a reasonable amount of time (in any case, not less than ninety (90) days) to consider such Shareholder request and to investigate the basis of such claim, and the Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and, except with respect to claims arising under federal securities laws, may require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.”

We have added the below language to the “Shareholder information” section of the Prospectus as follows to address this comment:

“Derivative actions The fund’s declaration of trust provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of the fund unless holders of at least 20% of the outstanding shares of the fund join in bringing such action. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the trustees. Following receipt of the demand, the trustees must be afforded a reasonable amount of time to consider and investigate the demand. The trustees will be entitled to retain counsel or other advisers in considering the merits of the request and, except for claims under federal securities laws, the trustees may require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the trustees determine not to bring such action.”

3.	In the second to last sentence of the leadin paragraph of Section 4.1 of the DOT, please replace the phrase “1940 Act” with “under federal securities laws”.

Response: We have updated the language in Section 4.1 of the DOT as follows to address this comment:

“[…] The powers of the Trustees may be exercised in their sole discretion in accordance with Section 8.3(c) hereof (except as otherwise required ~~by the 1940 Act~~ under federal securities laws) and without order of or resort to any court…”

4.	In Section 8.3(a) of the DOT, please add the following phrase to the beginning of the provision: “Except as to duties (including state law fiduciary duties of loyalty and care) and liabilities with respect to matters arising under federal securities laws”.

Response: We have updated the language in Section 8.3(a) of the DOT as follows to address this comment:

“Except as to duties (including state law fiduciary duties of loyalty and care) and liabilities with respect to matters arising under federal securities laws, in each case, with respect to claims asserted thereunder, to the extent that, at law or in equity, a Trustee, officer, employee, Advisory Board Member, Trustee emeritus or agent of the Trust (each a “Fiduciary Covered Person”) has duties (including fiduciary duties) and liabilities relating thereto to the Trust, to the Shareholders or to any other Person, a Fiduciary Covered Person acting under this Trust Instrument shall not be liable to the Trust, to the Shareholders or to any other Person for his or her good faith reliance on the provisions of this Trust Instrument.”

5.	In Section 8.3(b) of the DOT, please add the following phrase to the beginning of the provision: “Except as to the obligations of Fiduciary Covered Persons under federal securities laws or”.

Response: We have updated the language in Section 8.3(b) of the DOT as follows to address this comment:

“Except as to the obligations of Fiduciary Covered Persons under federal securities laws or unless otherwise expressly provided herein: […]”

6.	In Section 8.3(c) of the DOT, please add the following phrase to the beginning of the provision: “Except as to obligations of Fiduciary Covered Persons under federal securities laws and”. Additionally, please delete the phrase “or as otherwise provided in the 1940 Act”.

Response: We have updated the language in Section 8.3(c) of the DOT as follows to address this comment:

“Except as to the obligations of Fiduciary Covered Persons under federal securities laws and notwithstanding any other provision of this Trust Instrument to the contrary ~~or as otherwise provided in the 1940 Act~~, (i) whenever in this Trust Instrument Fiduciary Covered Persons are permitted or required to make a decision in their “sole discretion” or under a grant of similar authority, the Fiduciary Covered Persons shall be entitled to consider such interests and factors as they desire, including their own interests, and, to the fullest extent permitted by applicable law, shall have no duty or obligation to give any consideration to any interest of or factors affecting the Trust, the Shareholders or any other Person…”

7.	In Section 8.3(d) of the DOT, please add the following phrase to the beginning of each sentence in the provision: “Except as otherwise required under federal securities laws”.

Response: We have updated the language in Section 8.3(d) of the DOT as follows to address this comment:

“Except as otherwise required by federal securities laws:

(i)	any Fiduciary Covered Person and any Affiliated Persons of any Fiduciary Covered Person may engage in or possess an interest in other profit-seeking or business ventures of any nature or description, independently or with others, whether or not such ventures are competitive with the Trust and the doctrine of corporate opportunity, or any analogous doctrine, shall not apply to any Fiduciary Covered Person;

(ii)	no Fiduciary Covered Person who acquires knowledge of a potential transaction, agreement, arrangement or other matter that may be an opportunity for the Trust shall have any duty to communicate or offer such opportunity to the Trust, and such Fiduciary Covered Person shall not be liable to the Trust or to the Shareholders for breach of any fiduciary or other duty by reason of the fact that such Fiduciary Covered Person pursues or acquires for, or directs such opportunity to another Person or does not communicate such opportunity or information to the Trust;

(iii)	neither the Trust nor any Shareholders shall have any rights or obligations by virtue of this Trust Instrument or the trust relationship created hereby in or to such independent ventures or the income or profits or losses derived therefrom, and the pursuit of such ventures, even if competitive with the activities of the Trust, shall not be deemed wrongful or improper; and

(iv)	any Fiduciary Covered Person may engage or be interested in any financial or other transaction with the Trust, the Shareholders or any Affiliated Person of the Trust or the Shareholders.”

8.	In Section 8.3(e) of the DOT, please add the following phrase after “To the fullest extent permitted by law”: “and except as to duties (including state law fiduciary duties of loyalty and care) and liabilities with respect to matters arising under federal securities laws”.

Response: We have updated the DOT to remove Section 8.3(e).

9.	In Section 9.8 of the DOT, please replace the reference to “the 1940 Act” with “federal securities laws”.

Response: We have updated the language in Section 9.8 of the DOT as follows to address this comment:

“The provisions of this Trust Instrument are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with ~~the 1940 Act~~ federal securities laws, the regulated investment company provisions of the Internal Revenue Code or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Trust Instrument (including, if the context requires, any non-conflicting provisions contained in the same section or subsection as the conflicting provision)…”

Thank you for your consideration of our responses to your comments. If you have any questions, please do not hesitate to contact us.

Sincerely,

/s/ Charlene Kim

Charlene Kim

Senior Counsel

(213) 615-4618

Charlene.Kim@capgroup.com